GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments, gain (loss)
The following table sets forth gains on derivative instruments and other financial items:

	Fiscal Year 2022		Fiscal Year 2021	Fiscal Year 2020
	Successor (Consolidated)	Predecessor (Combined Carve-out)	Predecessor (Combined Carve-out)	Predecessor (Combined Carve-out)
(in thousands of $)	Phased period from January 27, 2022 to December 31, 2022	Phased period from January 1, 2022 to June 30, 2022	January 1, 2021 to December 31, 2021	January 1, 2020 to December 31, 2020
Mark-to-market gains for interest rate swaps	8,351	—	—	—
Net interest income on undesignated interest rate swaps	241	—	—	—
Gains on derivative instruments	8,592	—	—	—

Foreign exchange loss on operations	(207)	(464)	(40)	(35)
Financing arrangement fees and other costs, net	(2,154)	1,102	(202)	(730)
Other	(165)	(16)	(138)	(130)
Other financial items, net	(2,526)	622	(380)	(895)

Components of other financial items, net
The following table sets forth gains on derivative instruments and other financial items:

	Fiscal Year 2022		Fiscal Year 2021	Fiscal Year 2020
	Successor (Consolidated)	Predecessor (Combined Carve-out)	Predecessor (Combined Carve-out)	Predecessor (Combined Carve-out)
(in thousands of $)	Phased period from January 27, 2022 to December 31, 2022	Phased period from January 1, 2022 to June 30, 2022	January 1, 2021 to December 31, 2021	January 1, 2020 to December 31, 2020
Mark-to-market gains for interest rate swaps	8,351	—	—	—
Net interest income on undesignated interest rate swaps	241	—	—	—
Gains on derivative instruments	8,592	—	—	—

Foreign exchange loss on operations	(207)	(464)	(40)	(35)
Financing arrangement fees and other costs, net	(2,154)	1,102	(202)	(730)
Other	(165)	(16)	(138)	(130)
Other financial items, net	(2,526)	622	(380)	(895)